Loss per share	12 Months Ended
Dec. 31, 2021
Loss per share
Loss per share

Note 18 - Loss per share

The following is a reconciliation of the basic and diluted loss per share computation:

	For the years ended December 31,
	2021	2020	2019
Net loss attributable to ordinary shareholders of TROOPS
— continuing operations	$(8,413)	$(67,923)	$(943)
— discontinued operations	—	5	(18,459)
	$(8,413)	$(67,918)	$(19,402)

Weighted average shares used in calculating loss per share – basic and diluted	101,563,623	98,110,873	79,197,068

Loss from continuing operations per share – basic and diluted	$(0.08)	$(0.69)	$(0.01)
Loss from discontinued operations per share – basic and diluted	$(0.00)	$(0.00)	$(0.23)
Net loss per share – basic and diluted	$(0.08)	$(0.69)	$(0.24)

As of December 31, 2021, 2020 and 2019, all the Company’s outstanding warrants and convertible notes were excluded from the diluted loss per share calculation as they were anti-dilutive.